Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2013		2012		2011
	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at federal corporate tax rate	$ 133	35.0%	$ 1,761	35.0%	$ 956	35.0%

Income tax expense (benefit)related to prior years	116	30.5	(82)	(1.6)	(35)	(1.3)

Total income tax expense	$ 249	65.5%	$ 1,679	33.4%	$ 921	33.7%